Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 581,730,000.00
Total Fee Amount	80,336.91
Total Offset Amount	0.00
Net Fee	$ 80,336.91
Offering Table N/A
Offset Table N/A	N/A